DoubleLine Yield Opportunities Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations - 4.1%
6,000,000	Air Canada, Series 2020-1-C	10.50	% (a)	07/15/2026	6,465,000
2,500,000	Blue Stream Issuer LLC, Series 2023-1A-C	8.90	% (a)	05/20/2053	2,269,852
1,378,089	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(b)	01/15/2046	1,023,078
1,332,063	JetBlue, Series 2019-1-B	8.00%		11/15/2027	1,339,171
4,290,845	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	3,098,346
1,524,472	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	1,311,499
561,683	LendingClub Receivables Trust, Series 2020-5A-B	7.50	% (a)	03/15/2046	561,606
868,376	MACH 1 Cayman Ltd., Series 2019-1-B	4.34	% (a)(b)	10/15/2039	704,309
8,192	Marlette Funding Trust, Series 2021-1A-R	0.00	% (a)(b)(c)	06/16/2031	445,862
9,627	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	9,666
2,999,557	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	2,991,933
2,425,852	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (a)(b)(c)	05/15/2029	288,417
142,484	Pagaya AI Debt Selection Trust, Series 2021-5-A	1.53	% (a)	08/15/2029	139,860
2,303,922	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (a)(b)(c)	08/15/2029	716,248
450,910	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (a)	10/15/2029	439,023
353,354	Pagaya Al Debt Selection Trust, Series 2021-3-A	1.15	% (a)	05/15/2029	350,076
1,172,313	Pagaya Al Debt Trust, Series 2022-2-AB	5.31	% (a)(d)	01/15/2030	1,151,358
999,675	Research-Driven Pagaya Motor Asset Trust, Series 2022-3A-C	10.04	% (a)	11/25/2030	941,567
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(c)	08/15/2030	905,409
20,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (a)(b)(c)	01/25/2048	209,617
1,380,142	START Ireland, Series 2019-1-C	6.41	% (a)(b)	03/15/2044	519,599
3,144,064	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,749,478
4,000	Upstart Securitization Trust, Series 2021-2-CERT	0.00	% (b)(c)	06/20/2031	500,408
3,300	Upstart Securitization Trust, Series 2021-5-CERT	0.00	% (a)(b)(c)	11/20/2031	273,378

Total Asset Backed Obligations (Cost $35,565,539)					29,404,760

Bank Loans - 12.4%
1,210,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.00%		04/20/2028	1,237,443
3,135,940	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	8.65%		06/13/2024	3,022,748
1,175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	1,070,942
1,328,188	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	10.61%		10/20/2028	1,158,691
	Applied Systems, Inc., Senior Secured Second Lien Term Loan
2,021,903	(3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.99%		09/17/2027	2,027,595
28,097	(3 Month LIBOR USD + 6.75%, 0.75% Floor)	9.17%		09/17/2027	28,176
765,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	10.66%		12/10/2029	655,031
548,669	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	10.40%		10/25/2028	386,642
3,249,219	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 8.99%, 0.75% Floor)	13.72%		10/25/2029	1,811,439
305,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.40%		01/31/2028	260,680
1,425,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.27%		01/19/2029	1,199,038
632,321	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.60%		02/15/2029	610,190
2,148,030	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	1,457,642
2,800,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	1,746,500
412,915	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.59%		05/10/2027	401,559
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
388,473	(1 Month LIBOR USD + 4.25%, 1.00% Floor)	9.40%		06/21/2024	384,264
91,014	(1 Month LIBOR USD + 4.25%, 1.00% Floor)	9.47%		06/21/2024	90,028
2,564	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	9.79%		06/21/2024	2,536
2,104,291	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.30%		10/22/2026	2,097,947
1,827,450	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	1,794,675
693,000	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.28%, 0.50% Floor)	9.43%		04/13/2029	683,267
4,500,000	Constant Contact, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.50%)	11.41%		02/09/2029	3,785,625
250,000	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.69%		06/02/2028	226,312
690,000	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.41%		04/12/2028	663,266
1,173,060	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.19%		09/15/2027	1,173,060
940,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%)	11.70%		02/19/2029	866,370
3,800,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.16%		12/01/2028	3,502,346
1,660,838	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	11.40%		10/04/2028	1,632,819
915,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		03/29/2029	814,922
528,259	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.15%		08/02/2027	517,620
928,471	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/28/2028	928,471
72,268	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	71,004
156,582	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	153,841
655,000	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.15%		01/29/2029	647,700
1,126,125	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 0.50% Floor)	9.38%		07/21/2028	1,044,481
	Getty Images, Inc., Senior Secured First Lien Term Loan
1,256,014	(3 Month Secured Overnight Financing Rate + 4.60%)	9.84%		02/19/2026	1,257,584
39,116	(1 Month Secured Overnight Financing Rate + 4.60%)	9.75%		02/19/2026	39,165
187,338	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.66%		09/29/2028	188,208
1,169,093	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		01/29/2026	1,170,314
2,539,534	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.27%		12/01/2028	2,486,166
	Groupe Solmax, Inc., Senior Secured First Lien Term Loan
545,879	(3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	9.86%		05/30/2028	516,626
469,477	(1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	9.86%		05/30/2028	444,317
240,000	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate, 0.50% Floor)	9.78	% (e)	03/15/2029	227,137
1,110,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.27%		07/07/2025	1,072,537
2,115,000	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		02/19/2030	2,105,747
406,700	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	9.91%		03/31/2028	399,729
245,625	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.02%		07/07/2028	129,157
635,000	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.43%, 0.75% Floor)	8.55%		03/24/2026	635,397
345,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%, 0.75% Floor)	12.66%		04/30/2029	258,750
930,000	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		12/17/2027	895,609
376,831	Lereta LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/27/2028	346,684
553,125	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.15%		03/31/2029	548,285
785,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.90%		12/17/2029	471,491
2,124,596	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.00%		10/01/2027	2,095,383
320,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.76%		06/21/2027	333,000
3,858,942	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	9.66%		03/27/2026	3,804,685
645,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.65%		10/15/2029	572,437
2,011,433	NortonLifeLock, Inc., Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.10%, 0.50% Floor)	7.25%		09/12/2029	2,003,900
1,295,000	Olympus Water US Holding Corporation, Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor)	10.09	% (e)	11/09/2028	1,255,341
367,500	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	13.27%		06/23/2026	315,131
1,012,463	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	8.82%		02/28/2030	998,541
2,348,141	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.00%		05/03/2029	2,343,491
730,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	11.40%		02/13/2026	670,687
254,150	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	8.73%		12/14/2027	254,707
960,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.76%		09/30/2029	519,605
1,721,241	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.27%		02/13/2027	1,562,026
2,109,320	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		03/18/2029	2,114,013
1,405,000	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.58%		11/14/2025	1,304,704
1,190,947	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor) (3 Month LIBOR USD + 6.00% + 2.00% PIK)	11.33	% (f)	12/07/2026	323,342
2,360,000	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.60%)	7.75%		03/06/2025	2,357,935
468,507	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.42%		07/14/2028	412,628
455,000	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.02%		10/05/2027	448,364
750,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD, 1.00% Floor)	12.94	% (e)	09/22/2028	695,625
220,000	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		06/02/2028	214,241
826,359	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	10.30%		04/16/2026	709,380
665,000	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.91%		10/01/2026	662,510
3,360,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.90%		07/20/2026	3,255,420
612,256	Think & Learn Private Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 0.75% Floor)	12.93%		11/24/2026	390,313
655,000	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.60%		07/30/2027	650,746
264,338	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	264,491
1,726,897	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.10%, 1.00% Floor)	12.54%		02/28/2025	1,703,161
	Uber Technologies Inc, Senior Secured First Lien Term Loan
344,982	(3 Month Secured Overnight Financing Rate + 2.75%)	8.03%		03/04/2030	345,393
147,543	(3 Month Secured Overnight Financing Rate + 2.75%)	8.00%		03/04/2030	147,718
305,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.03%		05/03/2027	296,613
218,900	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.81%		10/26/2026	213,099
2,130,180	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.27%		07/31/2028	2,076,925
2,120,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	8.36%		01/31/2029	2,113,937
	VT Topco, Inc., Senior Secured Second Lien Term Loan
346,964	(1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.00%		07/31/2026	331,351
178,036	(1 Month LIBOR USD + 6.75%, 0.75% Floor)	11.75%		07/31/2026	170,024
726,139	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	11.01%		06/22/2026	722,908
165,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.26%, 0.75% Floor)	12.16%		07/26/2029	132,825

Total Bank Loans (Cost $97,342,112)					90,134,373

Collateralized Loan Obligations - 17.9%
800,000	AIMCO Ltd., Series 2019-10A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	11.22	% (a)	07/22/2032	740,793
2,000,000	AIMCO Ltd., Series 2021-15A-E (3 Month LIBOR USD + 5.95%, 5.95% Floor)	11.21	% (a)	10/17/2034	1,849,041
1,450,000	Apidos, Series 2018-18A-E (3 Month LIBOR USD + 5.70%, 5.70% Floor)	10.97	% (a)	10/22/2030	1,291,269
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	12.12	% (a)	07/25/2034	2,719,090
8,000,000	Bain Capital Credit Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 7.10%, 7.10% Floor)	12.36	% (a)	10/21/2034	7,175,386
1,250,000	Bain Capital Credit Ltd., Series 2022-3A-E (Secured Overnight Financing Rate 3 Month + 7.35%, 7.35% Floor)	12.34	% (a)	07/17/2035	1,131,611
1,500,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.66	% (a)	04/15/2036	1,419,348
2,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.91	% (a)	10/15/2036	1,829,527
1,850,000	Canyon Capital Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.53%, 6.53% Floor)	11.79	% (a)	10/15/2034	1,641,115
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	11.67	% (a)	04/15/2034	890,952
2,000,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	11.46	% (a)	07/15/2034	1,805,702
1,875,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.96	% (a)	01/25/2035	1,687,809
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	11.26	% (a)	04/15/2034	903,991
3,800,000	Catskill Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.00%)	11.25	% (a)	04/20/2029	3,160,543
2,000,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	11.91	% (a)	07/16/2030	1,725,533
3,350,000	CIFC Funding Ltd., Series 2013-3RA-D (3 Month LIBOR USD + 5.90%, 5.90% Floor)	11.17	% (a)	04/24/2031	2,848,403
1,750,000	CIFC Funding Ltd., Series 2017-5A-D (3 Month LIBOR USD + 6.10%)	11.36	% (a)	11/16/2030	1,557,993
4,650,000	CIFC Funding Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 6.80%, 6.80% Floor)	12.06	% (a)	10/16/2034	4,388,490
2,000,000	CIFC Funding Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.51	% (a)	07/15/2036	1,849,338
1,500,000	CIFC Funding Ltd., Series 2020-4A-E (3 Month LIBOR USD + 6.85%, 6.85% Floor)	12.11	% (a)	01/15/2034	1,471,479
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	11.26	% (a)	07/15/2033	468,108
1,000,000	Dryden Ltd., Series 2020-77A-ER (3 Month LIBOR USD + 5.87%, 5.87% Floor)	11.25	% (a)	05/20/2034	846,842
2,500,000	Dryden Ltd., Series 2021-87A-E (3 Month LIBOR USD + 6.15%, 6.15% Floor)	11.53	% (a)	05/20/2034	2,270,370
2,000,000	Dryden Senior Loan Fund, Series 2017-54A-E (3 Month LIBOR USD + 6.20%)	11.47	% (a)	10/19/2029	1,609,992
2,000,000	Highbridge Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	10.76	% (a)	10/15/2030	1,703,815
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	8.15	% (a)	10/20/2029	1,415,864
1,000,000	Highbridge Loan Management Ltd., Series 6A-2015-DR (3 Month LIBOR USD + 5.10%)	10.43	% (a)	02/05/2031	850,244
1,000,000	Jay Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 5.20%, 5.20% Floor)	10.45	% (a)	10/20/2027	938,449
750,000	Madison Park Funding Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)	10/15/2031	633,192
2,500,000	Madison Park Funding Ltd., Series 2020-45A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	11.61	% (a)	07/15/2034	2,379,009
2,000,000	Madison Park Funding Ltd., Series 2021-38A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	11.26	% (a)	07/17/2034	1,858,295
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	11.21	% (a)	07/25/2034	465,337
1,000,000	Magnetite Ltd., Series 2020-28A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	11.40	% (a)	01/20/2035	933,641
2,500,000	Marble Point Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.00%)	8.26	% (a)	07/16/2031	2,095,479
4,000,000	Milos Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	11.40	% (a)	10/20/2030	3,560,382
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.51	% (a)	04/15/2034	2,257,229
7,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-ER (Secured Overnight Financing Rate 3 Month + 6.50%, 6.50% Floor)	11.55	% (a)	01/20/2035	6,294,391
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.25	% (a)	10/20/2035	468,412
3,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.50	% (a)	10/20/2035	2,795,613
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 6.00%, 6.00% Floor)	11.35	% (a)	11/18/2031	796,163
750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	11.86	% (a)	10/25/2032	667,049
1,500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	12.25	% (a)	01/20/2035	1,279,568
5,000,000	Octagon Investment Partners Ltd., Series 2019-1A-INC	0.00	% (a)(b)(c)(d)	10/25/2032	2,486,500
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	12.14	% (a)	05/12/2031	437,051
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	11.86	% (a)	07/15/2036	829,855
4,000,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	11.76	% (a)	04/15/2034	3,579,894
3,000,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.50	% (a)	07/02/2035	2,848,979
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	11.35	% (a)	07/20/2034	442,069
1,000,000	Reese Park Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	11.76	% (a)	10/15/2034	880,139
5,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	11.06	% (a)	04/15/2036	4,446,260
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	11.11	% (a)	04/15/2036	860,925
3,000,000	Sound Point Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	12.11	% (a)	07/20/2034	2,506,079
4,000,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	11.82	% (a)	10/25/2034	3,267,506
7,000,000	Sound Point Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.36%, 6.36% Floor)	11.62	% (a)	07/25/2034	5,718,185
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	11.87	% (a)	10/25/2034	1,635,891
7,000,000	Sound Point Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.96	% (a)	10/25/2034	5,431,095
2,500,000	THL Credit Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	12.31	% (a)	04/15/2035	2,217,909
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	10.76	% (a)	07/15/2030	809,855
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	11.01	% (a)	07/15/2030	798,813
2,000,000	Thompson Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.31%, 6.31% Floor)	11.57	% (a)	04/15/2034	1,871,323
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	9.40	% (a)	07/20/2032	2,849,250
2,000,000	Voya Ltd., Series 2013-3A-DR (Secured Overnight Financing Rate 3 Month + 6.16%, 5.90% Floor)	11.14	% (a)	10/18/2031	1,624,909
1,350,000	Voya Ltd., Series 2017-2A-D (3 Month LIBOR USD + 6.02%)	11.28	% (a)	06/07/2030	1,070,922
2,700,000	Voya Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%)	10.47	% (a)	04/19/2031	2,145,741
2,000,000	Voya Ltd., Series 2018-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	11.56	% (a)	01/15/2032	1,848,161
1,000,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	10.75	% (a)	07/20/2030	838,401

Total Collateralized Loan Obligations (Cost $146,813,566)					130,120,569

Foreign Corporate Bonds - 14.0%
1,903,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	1,729,830
300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	212,077
732,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	575,849
500,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	350,311
3,900,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	2,603,880
652,000	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	493,649
1,300,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	1,198,021
1,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	925,430
1,800,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (f)(g)	05/25/2025	193,245
3,650,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	2,708,610
1,000,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	742,085
300,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	185,810
470,827	Alpha Holdings S.A. de C.V.	10.00	% (b)(f)	12/19/2024	2,896
2,356,827	Alpha Holdings S.A. de C.V.	9.00	% (b)(f)	02/10/2025	32,406
942,731	Alpha Holdings S.A. de C.V.	9.00	% (a)(b)(f)	02/10/2025	12,963
4,000,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	1,954,904
4,000,000	ams-OSRAM AG	7.00	% (a)	07/31/2025	3,535,678
2,550,000	Aris Mining Corporation	6.88%		08/09/2026	1,876,086
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	470,540
3,200,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	2,075,799
4,500,000	BRF S.A.	5.75%		09/21/2050	3,009,761
2,450,000	Camposol S.A.	6.00%		02/03/2027	1,693,068
2,450,000	CAP S.A.	3.90%		04/27/2031	1,785,682
200,000	Cemex S.A.B. de C.V. (5 Year CMT Rate + 4.91%)	9.13	% (a)(g)	03/14/2028	202,799
2,000,000	Connect Finco LLC	6.75	% (a)	10/01/2026	1,944,433
3,200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	2,037,440
650,000	Cosan Overseas Ltd.	8.25	% (g)	08/05/2023	646,857
4,600,000	Credito Real S.A.B. de C.V.	9.50	% (f)	02/07/2026	547,400
200,000	CT Trust	5.13%		02/03/2032	160,698
3,200,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	2,400,896
182,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	160,752
3,000,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	2,340,379
1,450,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	1,131,183
8,000,000	Garda World Security Corporation	9.50	% (a)	11/01/2027	7,738,586
1,453,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,247,509
2,600,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	1,970,570
1,100,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	599,896
1,200,000	JBS USA Finance, Inc.	4.38%		02/02/2052	842,814
2,660,000	Kawasan Industri Jababeka Tbk PT	7.00	% (a)(i)	12/15/2027	1,783,914
600,000	Kosmos Energy Ltd.	7.50%		03/01/2028	499,453
3,530,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	3,128,692
400,000	MARB BondCo PLC	3.95%		01/29/2031	286,644
4,009,944	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	2,712,295
1,400,000	Metinvest B.V.	7.75%		10/17/2029	847,000
2,675,000	Mexarrend SAPI de C.V.	10.25	% (f)	07/24/2024	603,039
4,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	3,537,617
1,550,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,367,875
2,000,000	Movida Europe S.A.	5.25%		02/08/2031	1,626,201
1,450,000	NGD Holdings B.V.	6.75%		12/31/2026	1,065,750
317,240	Oi S.A.	14.00	% (a)(b)	09/07/2024	324,642
4,750,000	Oi S.A. (8.00% + 4.00% PIK)	10.00	% (f)	07/27/2025	343,417
3,302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	1,653,642
438,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	219,350
2,800,000	Prime Energia S.p.A.	5.38%		12/30/2030	1,822,100
4,000,000	RKP Overseas Finance Ltd.	7.95	% (g)	08/17/2023	1,101,174
400,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (g)	11/18/2024	121,773
2,000,000	Ronshine China Holdings Ltd.	7.35	% (f)	12/15/2023	93,729
2,900,000	Ronshine China Holdings Ltd.	6.75	% (f)	08/05/2024	175,028
300,000	Sasol Financing USA LLC	5.50%		03/18/2031	236,513
530,000	Seaspan Corporation	5.50	% (a)	08/01/2029	415,690
3,600,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	2,650,590
1,500,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	1,104,413
3,000,000	Simpar Europe S.A.	5.20%		01/26/2031	2,384,271
2,175,000	Telesat LLC	5.63	% (a)	12/06/2026	1,344,215
1,816,000	Tervita Corporation	11.00	% (a)	12/01/2025	1,933,912
971,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	649,999
3,600,000	TK Elevator Holdco GmbH	7.63	% (a)	07/15/2028	3,270,185
2,300,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	1,750,300
2,904,188	UEP Penonome S.A.	6.50	% (a)	10/01/2038	2,184,335
2,750,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	904,062
4,200,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (g)	02/27/2025	3,482,010
2,500,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	1,857,778
1,900,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,423,959
300,000	VTR Comunicaciones SpA	4.38%		04/15/2029	153,249
500,000	VTR Finance NV	6.38%		07/15/2028	192,484

Total Foreign Corporate Bonds (Cost $141,336,506)					101,592,092

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 6.3%
4,900,000	Brazilian Government International Bond	4.75%		01/14/2050	3,619,645
600,000	Colombia Government International Bond	4.13%		02/22/2042	384,113
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,563,213
1,400,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	1,100,363
600,000	Dominican Republic International Bond	5.30%		01/21/2041	471,584
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,136,343
2,365,000	Ecopetrol S.A.	5.88%		05/28/2045	1,622,591
3,150,000	Ecopetrol S.A.	5.88%		11/02/2051	2,087,576
3,600,000	Mexico City Airport Trust	5.50%		07/31/2047	3,149,353
4,900,000	Mexico Government International Bond	4.40%		02/12/2052	3,875,534
4,850,000	OCP S.A.	5.13%		06/23/2051	3,546,514
900,000	Panama Government International Bond	3.87%		07/23/2060	598,793
5,260,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	4,144,854
5,700,000	Petroleos del Peru S.A.	5.63%		06/19/2047	3,681,817
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,276,235
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,131,972
4,000,000	Republic of South Africa Government Bond	5.65%		09/27/2047	2,839,336
900,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	739,373
850,000	Ukraine Government International Bond	9.75	% (f)	11/01/2030	212,827
3,000,000	Ukraine Government International Bond	7.25	% (f)	03/15/2035	705,000
1,300,000	YPF S.A.	8.50%		06/27/2029	1,108,122
3,600,000	YPF S.A.	7.00%		12/15/2047	2,451,312

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $57,240,372)					45,446,470

Non-Agency Commercial Mortgage Backed Obligations - 24.4%
7,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)	04/15/2034	4,180,344
1,623,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-F (1 Month LIBOR USD + 4.00%, 4.00% Floor)	9.44	% (a)	06/15/2035	1,515,248
18,317,000	BANK, Series 2018-BN12-XE	1.50	% (a)(d)(h)	05/15/2061	1,056,726
6,978,000	BANK, Series 2018-BN12-XF	1.50	% (a)(d)(h)	05/15/2061	393,657
20,061,456	BANK, Series 2018-BN12-XG	1.50	% (a)(d)(h)	05/15/2061	1,049,134
18,522,000	BANK, Series 2019-BN16-XF	1.14	% (a)(d)(h)	02/15/2052	936,472
9,261,000	BANK, Series 2019-BN16-XG	1.14	% (a)(d)(h)	02/15/2052	462,374
4,631,000	BANK, Series 2019-BN16-XH	1.14	% (a)(d)(h)	02/15/2052	225,159
6,366,937	BANK, Series 2019-BN16-XJ	1.14	% (a)(d)(h)	02/15/2052	286,404
21,359,000	BANK, Series 2022-BNK43-XD	2.40	% (a)(d)(h)	08/15/2055	3,107,030
220,282,727	BANK, Series 2023-5YR1-XA	0.48	% (d)(h)	04/15/2056	2,869,183
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.72	% (a)(d)	04/15/2053	1,255,114
6,000,000	Beast Mortgage Trust, Series 2021-1818-G (Secured Overnight Financing Rate 1 Month + 6.11%, 6.25% Floor)	11.19	% (a)	03/15/2036	3,831,440
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.95	% (a)(d)	07/15/2051	4,699,859
12,324,000	Benchmark Mortgage Trust, Series 2021-B26-XF	1.50	% (a)(d)(h)	06/15/2054	1,021,673
5,000,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	9.04	% (a)	08/15/2038	3,860,739
1,863,105	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	9.57	% (a)	07/15/2034	1,849,487
1,880,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	8.79	% (a)	04/15/2034	1,818,149
3,500,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	9.12	% (a)	06/15/2036	3,099,641
2,500,000	BX Trust, Series 2021-VIEW-G (1 Month LIBOR USD + 4.93%, 4.93% Floor)	10.12	% (a)	06/15/2036	2,191,849
4,463,088	BX Trust, Series 2022-PSB-E (Secured Overnight Financing Rate 1 Month + 6.34%, 6.34% Floor)	11.48	% (a)	08/15/2039	4,440,352
3,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-C	4.53	% (d)	12/10/2054	2,356,547
5,008,323	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(d)	02/10/2048	4,040,955
67,566,126	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-XA	0.87	% (d)(h)	11/10/2046	98,349
5,088,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.08	% (a)(d)	01/15/2049	3,363,338
74,603,929	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.79	% (d)(h)	09/15/2050	1,173,468
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50	% (a)	03/15/2053	1,192,113
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.23	% (a)(d)(h)	03/15/2053	788,919
18,014,000	CSMC Trust, Series 2016-NXSR-XE	1.00	% (a)(d)(h)	12/15/2049	463,124
7,058,000	CSMC Trust, Series 2017-PFHP-F (1 Month LIBOR USD + 4.49%, 4.49% Floor)	9.68	% (a)	12/15/2030	6,323,041
4,000,000	CSWF Trust, Series 2018-TOP-H (1 Month LIBOR USD + 3.41%, 3.41% Floor)	8.61	% (a)	08/15/2035	3,637,394
4,622,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.47	% (d)	05/10/2049	3,799,258
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.76	% (a)(d)	06/05/2035	1,589,287
4,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(d)	05/10/2041	1,971,350
4,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(d)	05/10/2041	1,733,798
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)	11/15/2036	2,781,962
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	11.13	% (a)	11/15/2026	2,752,000
2,163,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-F (1 Month LIBOR USD + 4.55%, 4.55% Floor)	9.74	% (a)	10/15/2036	1,930,850
1,859,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(d)	11/10/2047	1,177,894
2,149,788	GS Mortgage Securities Trust, Series 2015-GC28-D	4.45	% (a)(d)	02/10/2048	1,797,819
7,386,905	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	% (d)(h)	10/10/2049	216,766
2,875,219	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1-AJ	7.05	% (d)	02/15/2051	2,722,896
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	9.24	% (a)	07/15/2036	3,766,389
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(d)(h)	07/15/2036	13,068
27,642,771	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.74	% (d)(h)	09/15/2047	141,384
3,998,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	4.01	% (a)(d)	01/15/2048	3,026,440
2,265,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(d)	02/15/2048	1,331,715
43,750,377	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.26	% (d)(h)	11/15/2048	615,218
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.55	% (d)(h)	05/13/2053	602,974
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	2.10	% (a)(d)(h)	05/13/2053	974,496
1,294,000	LoanCore Issuer Ltd., Series 2019-CRE2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	7.19	% (a)	05/15/2036	1,180,242
5,000,000	LoanCore Issuer Ltd., Series 2021-CRE5-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	7.54	% (a)	07/15/2036	4,537,145
4,976,118	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	10.44	% (a)	11/15/2038	4,682,619
600,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(d)	02/10/2042	366,744
4,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-J (Secured Overnight Financing Rate 1 Month + 4.36%, 4.25% Floor)	9.51	% (a)	05/15/2038	3,796,680
7,186,250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.26	% (d)	03/15/2048	5,562,251
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(d)	12/15/2047	3,180,842
3,675,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	2,153,447
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00	% (a)	12/15/2051	1,107,979
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	8.84	% (a)	05/15/2036	2,588,573
458,327,275	Morgan Stanley Capital Trust, Series 2022-L8-XA	0.09	% (d)(h)	04/15/2055	1,750,856
6,957,936	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.65	% (a)	02/15/2039	5,944,185
4,050,401	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.25%, 3.95% Floor)	9.44	% (a)	11/11/2034	3,882,817
3,690,388	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	9.04	% (a)	06/15/2026	3,503,870
6,560,004	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	9.39	% (a)	03/15/2038	6,281,762
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(d)	12/15/2050	3,036,792
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.38	% (d)	12/15/2051	1,952,369
6,891,216	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	3.87	% (a)(d)	03/10/2046	4,987,773
3,285,845	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	5.27	% (a)(d)	10/15/2044	2,542,452
7,910,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-D	4.22	% (d)	05/15/2048	6,457,464
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12	% (a)	03/15/2059	1,527,082
4,514,242	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.23	% (d)	06/15/2049	3,475,462
3,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	2,213,020

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $215,012,052)					177,245,272

Non-Agency Residential Collateralized Mortgage Obligations - 19.4%
9,291,370	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		10/25/2036	3,539,479
10,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/17/2037	9,078,130
7,947,672	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (1 Month LIBOR USD + 4.10%)	9.25	% (a)	07/25/2039	8,169,240
3,900,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (1 Month LIBOR USD + 3.40%)	8.55	% (a)	10/25/2039	3,933,293
8,400,000	Connecticut Avenue Securities Trust, Series 2021-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 6.20%)	11.27	% (a)	11/25/2041	8,050,657
5,929,565	Countrywide Alternative Loan Trust, Series 2005-J12-2A1 (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.00% Cap)	5.69%		08/25/2035	3,173,610
10,000,000	Deephaven Residential Mortgage Trust, Series 2020-2-B3	5.81	% (a)(d)	05/25/2065	8,763,112
9,250,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1-B2 (1 Month LIBOR USD + 5.25%)	10.40	% (a)	01/25/2050	9,020,880
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2-B2 (1 Month LIBOR USD + 4.80%)	9.95	% (a)	02/25/2050	2,823,365
6,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 5.65%)	10.72	% (a)	12/25/2050	5,937,437
1,200,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B1 (1 Month LIBOR USD + 4.10%)	9.25	% (a)	03/25/2050	1,243,612
22,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	12.75	% (a)	03/25/2050	23,437,533
9,750,000	Federal Home Loan Mortgage Corporation, STACR REMIC Trust, Series 2020-HQA5-B2 (Secured Overnight Financing Rate 30 Day Average + 7.40%)	12.47	% (a)	11/25/2050	10,469,632
1,500,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-B2	6.31	% (a)(d)	09/27/2060	1,273,379
8,000,000	Homeward Opportunities Fund Trust, Series 2020-2-B1	5.45	% (a)(d)	05/25/2065	7,229,259
273,151	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (a)(i)	08/25/2025	265,831
6,449,520	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 11.50% Cap)	5.55%		06/25/2037	2,653,384
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.13	% (a)(d)	05/24/2060	3,122,981
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.13	% (a)(d)	05/24/2060	2,101,829
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12	% (a)	09/17/2036	3,820,263
4,475,133	TBW Mortgage Backed Pass Through Trust, Series 2007-2-A1A	5.96	% (d)	07/25/2037	1,429,677
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36	% (a)(d)	05/25/2060	2,343,093
5,000,000	Verus Securitization Trust, Series 2020-4-B2	5.60	% (a)(d)	05/25/2065	3,790,363
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75	% (a)(d)	03/25/2060	1,135,569
3,300,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00	% (a)(d)	03/25/2060	2,973,221
9,222,000	Vista Point Securitization Trust, Series 2020-1-B2	5.38	% (a)(d)	03/25/2065	8,288,683
3,396,000	Vista Point Securitization Trust, Series 2020-2-B2	5.16	% (a)(d)	04/25/2065	2,730,588

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $147,946,198)					140,798,100

US Corporate Bonds - 19.2%
3,280,000	Air Methods Corporation	8.00	% (a)(f)	05/15/2025	28,700
5,130,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	4,829,536
7,425,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	6,574,008
4,485,000	Artera Services LLC	9.03	% (a)	12/04/2025	3,930,654
1,975,000	ASP Unifrax Holdings, Inc.	7.50	% (a)	09/30/2029	1,224,941
2,485,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	2,313,757
535,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	536,172
4,000,000	Caesars Entertainment, Inc.	8.13	% (a)	07/01/2027	4,098,376
595,000	Carnival Corporation	7.63	% (a)	03/01/2026	583,293
5,995,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	3,399,435
189,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	189,927
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	1,382,210
2,335,000	Cobra AcquisitionCo LLC	6.38	% (a)	11/01/2029	1,648,568
405,000	Coty, Inc.	6.50	% (a)	04/15/2026	401,881
1,365,000	CSI Compressco LP	7.50	% (a)	04/01/2025	1,308,939
3,700,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	3,221,882
3,895,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	3,552,994
1,175,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	876,149
5,583,000	Embarq Corporation	8.00%		06/01/2036	3,381,958
1,210,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	896,604
4,395,000	Endurance International Group Holdings, Inc.	6.00	% (a)	02/15/2029	3,303,238
2,505,000	EQM Midstream Partners LP	6.50	% (a)	07/01/2027	2,473,127
2,665,000	Ferrellgas LP	5.88	% (a)	04/01/2029	2,235,470
800,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	681,614
1,200,000	Frontier Communications Holdings LLC	6.75	% (a)	05/01/2029	932,190
1,640,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	1,536,483
335,000	GrafTech Global Enterprises, Inc.	9.88	% (a)	12/15/2028	332,906
965,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	835,599
3,000,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	2,618,293
1,010,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	836,911
1,370,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	993,729
3,030,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	2,824,420
2,550,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	2,212,431
1,840,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	1,589,326
2,080,000	Minerva Merger Sub, Inc.	6.50	% (a)	02/15/2030	1,752,691
3,005,000	NFP Corporation	6.88	% (a)	08/15/2028	2,612,638
5,765,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	5,683,810
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,504,426
250,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	181,050
780,000	Park River Holdings, Inc.	5.63	% (a)	02/01/2029	605,506
1,435,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	808,809
1,250,000	Performance Food Group, Inc.	6.88	% (a)	05/01/2025	1,252,275
3,835,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	3,814,821
7,250,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	2,649,781
150,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	152,062
25,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	23,341
3,305,000	Sabre Global, Inc.	7.38	% (a)	09/01/2025	2,937,501
2,635,000	SEG Holding LLC	5.63	% (a)	10/15/2028	2,498,900
4,170,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	2,507,539
3,410,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	2,595,283
885,000	TMS International Corporation	6.25	% (a)	04/15/2029	744,312
1,615,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	1,676,774
2,365,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	2,032,150
3,610,000	Triumph Group, Inc.	7.75%		08/15/2025	3,513,577
3,590,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	3,662,830
1,500,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	1,536,065
1,785,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,481,773
2,460,000	Uniti Group LP	6.50	% (a)	02/15/2029	1,743,386
2,845,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	2,754,185
845,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	853,034
4,000,000	Verscend Escrow Corporation	9.75	% (a)	08/15/2026	4,017,688
2,400,000	ViaSat, Inc.	6.50	% (a)	07/15/2028	2,036,160
1,050,000	Vibrantz Technologies, Inc.	9.00	% (a)	02/15/2030	805,843
2,165,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	2,274,748
3,140,000	Viking Cruises Ltd.	9.13	% (a)	07/15/2031	3,174,477
2,375,000	Virtusa Corporation	7.13	% (a)	12/15/2028	1,936,380
1,255,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	1,261,526
3,280,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	3,333,061
2,540,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	768,731

Total US Corporate Bonds (Cost $169,812,702)					138,972,854

US Government and Agency Mortgage Backed Obligations - 4.2%
2,627,253	Federal Home Loan Mortgage Corporation REMICS, Series 3997-SA (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.31	% (h)(j)	02/15/2042	270,294
2,940,059	Federal Home Loan Mortgage Corporation REMICS, Series 4091-VI (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (h)(j)	11/15/2040	158,432
5,541,089	Federal Home Loan Mortgage Corporation REMICS, Series 4119-SC (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	0.96	% (h)(j)	10/15/2042	546,455
3,020,200	Federal Home Loan Mortgage Corporation REMICS, Series 4643-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (h)(j)	01/15/2047	295,003
10,382,507	Federal Home Loan Mortgage Corporation REMICS, Series 4863-IA	4.50	% (h)	03/15/2045	1,253,409
16,184,693	Federal Home Loan Mortgage Corporation REMICS, Series 5004-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.10%, 6.10% Cap)	1.03	% (h)(j)	08/25/2050	2,117,963
7,222,551	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	0.71	% (h)(j)	09/15/2043	639,815
7,685,228	Federal National Mortgage Association REMICS, Series 2012-124-SE (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (h)(j)	11/25/2042	720,776
9,580,756	Federal National Mortgage Association REMICS, Series 2012-84-HS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	08/25/2042	965,318
5,171,039	Federal National Mortgage Association REMICS, Series 2017-69-ES (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (h)(j)	09/25/2047	495,649
7,089,541	Federal National Mortgage Association REMICS, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (h)(j)	06/25/2049	612,165
42,900,355	Federal National Mortgage Association, Series 2019-M26-X1	0.73	% (d)(h)	03/25/2030	1,173,578
2,375,960	FREMF Mortgage Trust, Series 2016-KF19-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	10.69	% (a)	01/25/2024	2,390,470
1,242,131	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	10.34	% (a)	09/25/2023	1,240,054
4,231,168	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	10.99	% (a)	11/25/2028	3,590,918
7,683,784	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	11.19	% (a)	10/25/2029	7,311,857
10,838,727	Government National Mortgage Association, Series 2019-22-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.44	% (h)(j)	02/20/2045	952,948
5,994,693	Government National Mortgage Association, Series 2020-21-NS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (h)(j)	04/20/2048	447,482
7,105,120	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	0.21	% (h)(j)	07/20/2044	414,928
12,751,463	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.44	% (h)(j)	07/16/2045	956,956
4,779,732	Government National Mortgage Association, Series 2020-77-SU (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.94	% (h)(j)	09/20/2047	488,936
26,275,220	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (h)(j)	06/20/2051	312,988
31,852,069	Government National Mortgage Association, Series 2021-H04-BI	0.71	% (d)(h)	02/01/2071	1,688,784
32,269,189	Government National Mortgage Association, Series 2021-H07-AI	0.02	% (d)(h)	05/20/2071	1,176,422

Total US Government and Agency Mortgage Backed Obligations (Cost $44,503,614)					30,221,600

Escrow Notes - 0.0% (m)
500,000	Alpha Holdings S.A. de C.V. (b)(k)			12/19/2024	—
500,000	Alpha Holdings S.A. de C.V. (b)(k)			12/19/2024	—
3,500,000	Alpha Holdings S.A. de C.V. (b)(k)			02/10/2025	—
3,500,000	Alpha Holdings S.A. de C.V. (b)(k)			02/10/2025	—

Total Escrow Notes (Cost $—)					—

Preferred Stocks - 1.2%
400,000	AGNC Investment Corporation, Series F (3 Month LIBOR USD + 4.70%) (g)			04/15/2025	8,396,000
30,000	Chimera Investment Corporation (3 Month LIBOR USD + 5.38%) (g)			03/30/2024	608,700
10,223	Riverbed Technologies, Inc. (b)(k)			11/17/2028	—

Total Preferred Stocks (Cost $9,670,354)					9,004,700

Real Estate Investment Trusts - 0.9%
650,000	AGNC Investment Corporation				6,584,500

Total Real Estate Investment Trusts (Cost $8,298,947)					6,584,500

Short Term Investments - 0.1%
263,485	First American Government Obligations Fund - Class U	5.03	% (l)		263,485
263,486	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (l)		263,486
263,486	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (l)		263,486

Total Short Term Investments (Cost $790,457)					790,457

Total Investments - 124.1% (Cost $1,074,332,419) (n)					900,315,747
Liabilities in Excess of Other Assets - (24.1)%					(174,886,602)

NET ASSETS - 100.0%					$725,429,145

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)	Interest only security

(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Non-income producing security

(l)	Seven-day yield as of period end

(m)	Represents less than 0.05% of net assets

(n)

Under the Fund’s credit agreement, the lender, through its agent, has been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the lender.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	24.4%
Non-Agency Residential Collateralized Mortgage Obligations	19.4%
US Corporate Bonds	19.2%
Collateralized Loan Obligations	17.9%
Foreign Corporate Bonds	14.0%
Bank Loans	12.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.3%
US Government and Agency Mortgage Backed Obligations	4.2%
Asset Backed Obligations	4.1%
Preferred Stocks	1.2%
Real Estate Investment Trusts	0.9%
Short Term Investments	0.1%
Escrow Notes	0.0%	(m)
Other Assets and Liabilities	(24.1)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	24.4%
Non-Agency Residential Collateralized Mortgage Obligations	19.4%
Collateralized Loan Obligations	17.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.3%
Energy	4.7%
US Government and Agency Mortgage Backed Obligations	4.2%
Asset Backed Obligations	4.1%
Commercial Services	3.4%
Electronics/Electric	3.2%
Media	3.0%
Technology	3.0%
Real Estate	2.6%
Consumer Products	2.5%
Chemicals/Plastics	2.3%
Utilities	2.0%
Transportation	1.7%
Retailers (other than Food/Drug)	1.6%
Healthcare	1.5%
Mining	1.5%
Telecommunications	1.3%
Financial Intermediaries	1.3%
Hotels/Motels/Inns and Casinos	1.3%
Leisure	1.2%
Finance	1.1%
Insurance	1.1%
Automotive	1.0%
Business Equipment and Services	0.8%
Building and Development (including Steel/Metals)	0.8%
Aerospace & Defense	0.7%
Food Products	0.7%
Industrial Equipment	0.6%
Chemical Products	0.5%
Diversified Manufacturing	0.5%
Food/Drug Retailers	0.4%
Containers and Glass Products	0.4%
Construction	0.3%
Environmental Control	0.3%
Pharmaceuticals	0.2%
Short Term Investments	0.1%
Food Service	0.1%
Cosmetics/Toiletries	0.1%
Other Assets and Liabilities	(24.1)%

100.0%

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Yield Opportunities Fund (the “Fund”) is organized as a non-diversified, limited term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

The Fund sold and issued 5,000 shares of beneficial interest at $20.00 per share to DoubleLine Asset Management Company LLC (“DAMCO”), a wholly owned subsidiary of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”). The Fund issued 46,000,000 common shares of beneficial interest in its initial public offering at $20.00 per share. The Fund issued an additional 1,900,000 common shares at $20.00 per share in connection with the underwriter’s over-allotment option.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category
Investments in Securities
Level 1
Preferred Stocks	$9,004,700
Real Estate Investment Trusts	6,584,500
Money Market Funds	790,457

Total Level 1	16,379,657
Level 2
Non-Agency Commercial Mortgage Backed Obligations	$177,245,272
Non-Agency Residential Collateralized Mortgage Obligations	140,798,100
US Corporate Bonds	138,972,854
Collateralized Loan Obligations	127,634,069
Foreign Corporate Bonds	101,219,185
Bank Loans	90,134,373
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	45,446,470
Asset Backed Obligations	23,818,435
US Government and Agency Mortgage Backed Obligations	30,221,600

Total Level 2	875,490,358
Level 3
Asset Backed Obligations	$5,586,325
Collateralized Loan Obligations	2,486,500
Foreign Corporate Bonds	372,907
Escrow Notes	—
Preferred Stocks	—

Total Level 3	8,445,732

Total	$900,315,747

Other Financial Instruments
Level 1	—

Level 2
Unfunded Loan Commitments	(2,719)

Total Level 2	(2,719)
Level 3	—

Total	$(2,719)

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$12,701,366	$439	$(7,914,904)	$—	$117,691	$(22,576)	$704,309	$—	$5,586,325	$(7,886,208)
Collateralized Loan Obligations	2,923,176	—	(436,676)	—	—	—	—	—	2,486,500	(436,676)
Foreign Corporate Bonds	—	16,515	265,822	—	317,240	(226,670)	—	—	372,907	68,106
Preferred Stocks	10,223	—	(10,223)	—	—	—	—	—	—	(10,223)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Common Stocks	234,840	(235,427)	246,465	—	—	(245,878)	—	—	—	—

Total	$15,869,605	$(218,473)	$(7,849,516)	$—	$434,931	$(495,124)	$704,309	$—	$8,445,732	$(8,265,001)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,586,325	Market Comparables	Market Quotes	$11.89 - $12,510.20 ($2,298.49)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,486,500	Market Comparables	Market Quotes	$49.73 ($49.73)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$372,907	Market Comparables	Market Quotes	$0.62 - $102.33 ($89.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$—	Market Comparables	Market Quotes	$0.00 ($0.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.